Income Taxes - Reconciliation of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax at statutory rate				$ (6,255,072)	$ (5,762,293)
State liability				(260,835)	(334,494)
Permanent items				67,151	34,852
Stock compensation				157,250	334,609
Nondeductible interest				21,548	(316)
Expiration of net operating losses					796,699
Research and development credit				(170,950)	(164,967)
State rate change				44,421	746,238
Estimated section 382 limitation				9,256,295	48,484,354
Other				96,406	(1,041)
Valuation allowance				(2,954,161)	(44,132,033)
Provision for income tax	$ 2,877	$ 5,023	$ 2,053	$ 2,053	$ 1,608